Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Capital Stock [Member]	Surplus [Member]	Undivided Profits [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2022	$ 20,058	$ 257,078	$ 393,831	$ (27,194)	$ (43,786)	$ 599,987
Net income	0	0	58,646	0	0	58,646
Change in other comprehensive income, net of tax	0	0	0	13,957	0	13,957
Cash dividend declared	0	0	(27,408)	0	0	(27,408)
Stock based compensation expense	0	103	0	0	0	103
Balance at Dec. 31, 2023	20,058	257,181	425,069	(13,237)	(43,786)	645,285
Net income	0	0	48,833	0	0	48,833
Change in other comprehensive income, net of tax	0	0	0	9,376	0	9,376
Exercise of stock options, net of repurchases	30	982	0	0	(958)	54
Restricted stock vesting, net of repurchaes	9	(9)	0	0	(152)	(152)
Cash dividend declared	0	0	(27,399)	0	0	(27,399)
Purchase of treasury stock	0	0	0	0	(374)	(374)
Stock based compensation expense	0	720	0	0	0	720
Balance at Dec. 31, 2024	20,097	258,874	446,503	(3,861)	(45,270)	676,343
Net income	0	0	61,137	0	0	61,137
Change in other comprehensive income, net of tax	0	0	0	13,885	0	13,885
Exercise of stock options, net of repurchases	7	204	0	0	(198)	13
Restricted stock vesting, net of repurchaes	15	(15)	0	0	(281)	(281)
Cash dividend declared	0	0	(27,644)	0	0	(27,644)
Purchase of treasury stock	0	0	0	0	(38,134)	(38,134)
Stock based compensation expense	0	1,270	0	0	0	1,270
Balance at Dec. 31, 2025	$ 20,119	$ 260,333	$ 479,996	$ 10,024	$ (83,883)	$ 686,589